Capital Stock (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Stock (Textual) [Abstract]
Common stock authorized (in shares)	300,000,000
Preferred stock authorized (in shares)	30,000,000
Common stock reserved for future grants of restricted stock (in shares)	8,824,943	10,304,816	12,121,210
Common stock held in revocable trust (in shares)	487,900	487,075	486,138
Schedule of Capital Stock
Common Shares Outstanding, beginning (in shares)	94,704,173	100,129,380
Common Shares Outstanding, ending (in shares)	92,246,525	94,704,173	100,129,380
2006 Employee Plan [Member]
Capital Stock (Textual) [Abstract]
Number of shares authorized under employee plan (in shares)	19,200,000
Treasury Stock [Member]
Schedule of Capital Stock
Common Shares in Treasury, beginning (in shares)	19,813,079	12,772,498	8,352,904
Shares tendered as payment for option rights exercised (in shares)	14,542	7,229	2,697
Shares tendered in connection with grants of restricted stock (in shares)	111,433	108,352	116,897
Treasury stock purchased (in shares)	3,575,000	6,925,000	4,300,000
Common Shares in Treasury, ending (in shares)	23,514,054	19,813,079	12,772,498
Common Stock [Member]
Schedule of Capital Stock
Common Shares Outstanding, beginning (in shares)	94,704,173	100,129,380	103,270,067
Shares tendered as payment for option rights exercised (in shares)	(14,542)	(7,229)	(2,697)
Shares issued for exercise of option rights (in shares)	1,133,050	1,423,395	1,127,942
Shares tendered in connection with grants of restricted stock (in shares)	(111,433)	(108,352)	(116,897)
Net shares issued for grants of restricted stock (in shares)	110,277	191,979	150,965
Treasury stock purchased (in shares)	(3,575,000)	(6,925,000)	(4,300,000)
Common Shares Outstanding, ending (in shares)	92,246,525	94,704,173	100,129,380
Cumulative Preferred Stock [Member]
Capital Stock (Textual) [Abstract]
Preferred stock authorized (in shares)	3,000,000
Convertible Preferred Stock [Member]
Capital Stock (Textual) [Abstract]
Preferred stock authorized (in shares)	1,000,000